COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
Schedule of contractual obligations

	By Period
Total	Less than 1 Year	1 to 3 Years	3 to 5 Years	More than 5 Years
6,354	6,354	—	—	—

	By Period
Total	Less than 1 Year	1 to 3 Years	3 to 5 Years	More than 5 Years
$7,258	$7,258	$0	$0	$0
$7,258	$7,258	$0	$0	$0